Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (26,966)	$ (11,479)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	197	317
Share-based compensation expense	3,693	222
Amortization of term loan discount and issuance costs	339
Changes in fair value of compound derivative liability and warrants	650
Gain on assignment of lease	(126)
Changes in operating assets and liabilities
Receivables due from related-party	9	(414)
Prepaid expenses and other current assets	(2,137)	360
Accounts payable	(2,323)	(91)
Accrued expenses and other current liabilities	1,995	(291)
Deferred rent	(5)	1
Net cash used in operating activities	(24,674)	(11,375)
Investing activities
Purchase of property and equipment	(20)	(415)
Proceeds from assets held for sale	641
Net cash provided by (used in) investing activities	621	(415)
Financing activities
Proceeds from equity offerings, net	172,724
Payments of offering costs	3,183
Proceeds from exercise of common stock under equity incentive plans	299
Cash paid for repurchase of ordinary shares	68,452	6,829
Proceeds from issuance of convertible preferred stock, net	36,228	2,601
Net cash provided by financing activities	274,520	9,430
Net (decrease) increase in cash	250,467	(2,360)
Cash and cash equivalents at beginning of period	9,017	8,262	$ 8,262
Cash and cash equivalents at end of period	259,484	5,902	9,017	$ 8,262
Supplemental disclosure
Cash paid for interest	295
Cash paid for taxes	47
Supplemental disclosure of non-cash investing and financing activities
Vesting of early exercised share options	26	59
Acquisition of property and equipment in accounts payable	3
Conversion of convertible preferred stock into common stock upon closing of initial public offering	175,043
Accumulated dividend on convertible preferred stock	3
Predecessor Company
Operating activities
Net loss			(19,243)	(13,731)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			429	431
Share-based compensation expense			297	269
Amortization of term loan discount and issuance costs			11
Changes in operating assets and liabilities
Receivables due from related-party			396	(932)
Prepaid expenses and other current assets			744	897
Other assets			7
Accounts payable			2,976	(269)
Accrued expenses and other current liabilities			134	9
Deferred rent				136
Net cash used in operating activities			(14,249)	(13,190)
Investing activities
Proceeds from assets held for sale			353	653
Net cash provided by (used in) investing activities			(353)	(653)
Financing activities
Proceeds from equity offerings, net			6,829
Payments of offering costs			2,601
Proceeds from exercise of common stock under equity incentive plans			10	7
Cash paid for repurchase of ordinary shares				(6)
Proceeds from issuance of convertible preferred stock, net			5,917
Net cash provided by financing activities			15,357	1
Net (decrease) increase in cash			755	(13,842)
Cash and cash equivalents at beginning of period	$ 9,017	$ 8,262	8,262	22,104
Cash and cash equivalents at end of period			9,017	8,262
Supplemental disclosure of non-cash investing and financing activities
Fair value of compound derivative liability and warrant liability related to term loan			412
Vesting of early exercised share options			75	92
Acquisition of property and equipment in accounts payable				$ 20
Debt issuance costs in accounts payable			$ 95